CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 3,523,948	$ 2,116,788
Restricted cash	0	78,000
Accounts receivable, net of allowance for doubtful accounts of $265,000 and $400,000, respectively	3,277,095	3,998,785
Inventories	6,141,179	7,002,850
Prepaid expenses and other current assets	671,192	345,673
Total current assets	13,613,414	13,542,096
Property and equipment, net	6,918,944	9,293,482
Patents and licensed technologies, net	6,813,528	7,751,662
Goodwill, net	19,569,200	19,472,686
Other intangible assets, net	1,688,352	2,020,625
Other assets	892,280	1,087,595
Total assets	49,495,718	53,168,146
Current liabilities:
Current portion of notes payable	77,796	129,696
Current portion of long-term debt	2,867,720	3,179,469
Accounts payable	2,801,568	4,171,707
Accrued compensation and related expenses	1,782,793	1,133,346
Accrued interest payable	699,025	499,200
Other accrued liabilities	1,765,523	1,601,414
Deferred revenues	496,443	612,757
Total current liabilities	10,490,868	11,327,589
Long-term liabilities:
Notes payable, net of current maturities	13,817	46,477
Long-term debt, net of current maturities	29,933	760,783
Convertible debt	19,344,136	17,369,943
Warrants related to convertible debt	938,623	741,525
Total liabilities	30,817,377	30,246,317
Commitment and contingencies	0	0
Stockholders' Equity:
Common Stock, $.01 par value, 35,000,000 shares authorized; 2,843,749 and 2,238,157 shares issued and outstanding	28,437	22,382
Additional paid-in capital	143,106,355	138,639,143
Accumulated deficit	(124,564,120)	(115,840,931)
Cumulative translation adjustment	107,669	101,235
Total stockholders' equity	18,678,341	22,921,829
Total liabilities and stockholders' equity	$ 49,495,718	$ 53,168,146